Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Expense, Net	Other expense, net consists of:

	2022	2021
Impairments related to operations in Russia [a]	$376	$—
Net losses on investments [b]	221	2
Loss on sale of business [c]	58	75
Restructuring and impairments [d]	48	101
Merger agreement termination fee [e]	—	(100)
Gain on business combinations [f]	—	(40)

Other expense, net	$703	$38

Summary of Net Losses or Gains on Investments

	2022	2021
Revaluation of public company warrants	$173	$(4)
Revaluation of public and private equity investments	49	6
Net gain on sale of public equity investments	(1)	—

Other expense, net	221	2
Tax effect	(53)	7

Net loss attributable to Magna	$168	$9